OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Accrued expenses and other	$ 5,939	$ 8,330
Subcontractors accrual	1,692	2,081
Accrued taxes	6,523	4,108
Contingent consideration related to the acquisition	1,550
Total other payables and accrued expenses	$ 15,704	$ 14,519